UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Annual Report

September 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-ANN-1108
1.743123.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Actual	.0043%	$ 1,000.00	$ 1,014.80	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.98	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/08	% of fund's investments 3/31/08	% of fund's investments 9/30/07
0 - 30	59.4	47.8	40.6
31 - 90	27.4	40.0	37.2
91 - 180	11.1	10.2	15.6
181 - 397	2.1	2.0	6.6
Weighted Average Maturity
	9/30/08	3/31/08	9/30/07
Fidelity Money Market Central Fund	40 Days	46 Days	63 Days
All Taxable Money Markets Funds Average *	41 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
Commercial Paper 21.0%	Commercial Paper 16.8%
Bank CDs, BAs, TDs, and Notes 68.9%	Bank CDs, BAs, TDs, and Notes 76.0%
Government Securities 3.4%	Government Securities 2.1%
Repurchase Agreements 8.2%	Repurchase Agreements 7.2%
Net Other Assets** (1.5)%	Net Other Assets** (2.1)%

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	9/30/08	7/1/08	4/1/08	1/1/08	10/2/07
Fidelity Money Market Central Fund	3.13%	2.83%	3.44%	5.27%	5.52%

* Source:iMoneyNet, Inc.

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Certificates of Deposit - 35.3%
	Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.3%
Bank of America NA
	2/11/09	3.00%	$ 1,000,000	$ 1,000,000
PNC Bank NA, Pittsburgh
	4/1/09	3.08	1,000,000	1,000,000
				2,000,000
London Branch, Eurodollar, Foreign Banks - 8.1%
Barclays Bank PLC
	10/24/08 to 12/29/08	3.20 to 4.50	7,000,000	7,000,000
Calyon SA
	12/18/08	3.30	3,000,000	3,000,000
Credit Agricole SA
	11/3/08 to 2/2/09	3.00 to 3.22	7,000,000	7,000,000
Credit Industriel et Commercial
	10/7/08 to 12/5/08	3.00 to 8.50	10,000,000	10,000,000
HSBC Bank PLC
	11/24/08	2.78	1,000,000	1,000,000
Landesbank Hessen-Thuringen
	11/26/08	2.90	2,000,000	2,000,000
National Australia Bank Ltd.
	12/29/08	3.16	2,000,000	2,000,000
Royal Bank of Scotland PLC
	1/16/09	3.12	5,000,000	5,000,146
UniCredit SpA
	11/7/08 to 12/11/08	2.93 to 3.00	8,000,000	8,000,000
				45,000,146
New York Branch, Yankee Dollar, Foreign Banks - 26.9%
Abbey National Treasury Services PLC
	11/19/08	3.01 (c)	1,000,000	1,000,000
Banco Santander SA
	10/20/08 to 2/2/09	2.75 to 3.19	3,000,000	3,000,000
Bank of Montreal
	10/7/08 to 12/5/08	2.99 to 3.74 (c)	12,000,000	12,000,000
Bank of Nova Scotia
	10/15/08 to 12/5/08	3.09 to 3.11 (c)	7,000,000	7,000,000
Bank of Scotland PLC
	10/6/08 to 11/6/08	2.67 to 3.01 (c)	10,000,000	10,000,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
	10/8/08 to 11/24/08	2.85 to 4.50%	$ 20,000,000	$ 19,999,998
Barclays Bank PLC
	10/3/08 to 2/26/09	2.99 to 3.13 (c)	11,000,000	11,000,000
BNP Paribas SA
	10/2/08 to 4/20/09	2.65 to 3.12	13,000,000	13,000,000
Calyon SA
	2/9/09	3.15	3,000,000	3,000,000
Commerzbank AG
	10/16/08	2.80	2,000,000	2,000,000
Credit Suisse First Boston
	10/27/08 to 11/11/08	2.89 to 3.15 (c)	8,000,000	8,000,000
Deutsche Bank AG
	10/6/08 to 12/3/08	2.88 to 3.00 (c)	9,000,000	9,000,000
Intesa Sanpaolo SpA
	10/1/08 to 3/9/09	2.99 to 3.56 (c)	13,000,000	12,999,953
Natixis SA
	11/17/08	2.95	1,000,000	1,000,000
Rabobank Nederland
	4/14/09 to 4/20/09	2.63 to 2.75	2,000,000	2,000,000
Royal Bank of Canada
	1/1/09	3.21 (c)	4,000,000	4,000,000
Royal Bank of Scotland PLC
	10/28/08 to 3/9/09	3.14 to 4.26 (c)	20,000,000	20,000,000
San Paolo IMI SpA
	4/21/09	3.15	2,000,000	2,000,000
Societe Generale
	10/14/08	2.82	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
	10/31/08 to 11/7/08	2.85	4,000,000	4,000,000
Svenska Handelsbanken AB
	11/26/08	3.16 (c)	1,000,000	1,000,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
UniCredit SpA
	10/1/08	2.75	$ 2,000,000	$ 2,000,000
				149,999,951
TOTAL CERTIFICATES OF DEPOSIT				197,000,097
Commercial Paper - 21.0%

American Water Capital Corp.
	10/6/08	2.96%	1,000,000	999,590
Atlantic Asset Securitization Corp.
	10/6/08 to 11/5/08	2.68 to 4.27	9,000,000	8,986,714
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	1/8/09 to 2/26/09	3.11 to 3.17	11,000,000	10,886,043
Bank of Scotland PLC
	10/1/08	7.95	1,000,000	1,000,000
CBA Finance, Inc.
	11/18/08	2.84	1,000,000	996,253
CVS Caremark Corp.
	10/14/08	2.96 to 3.01	2,000,000	1,997,851
Dakota Notes (Citibank Credit Card Issuance Trust)
	10/1/08 to 11/13/08	2.74 to 6.25	7,000,000	6,988,106
Dominion Resources, Inc.
	10/2/08	6.11	1,000,000	999,831
Dow Chemical Co.
	10/8/08	3.01	1,000,000	999,417
Duke Energy Corp.
	10/2/08 to 10/6/08	6.11	4,715,000	4,713,354
Emerald Notes (BA Credit Card Trust)
	10/21/08 to 11/18/08	3.02 to 3.04	4,000,000	3,990,631
General Electric Capital Corp.
	2/3/09	2.90	2,000,000	1,980,139
Ingersoll Rand Glb Holding Co. Ltd.
	10/10/08	2.93	1,000,000	999,270
International Lease Financial Corp.
	10/1/08	3.01	1,000,000	1,000,000
ITT Corp.
	10/6/08	2.93	1,000,000	999,594

Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount	Value
Natexis Banques Populaires US Finance Co. LLC
	10/10/08 to 12/8/08	2.77 to 3.05%	$ 9,000,000	$ 8,983,574
National Grid USA
	10/9/08	3.01	1,000,000	999,333
Nationwide Building Society
	11/4/08 to 1/23/09	2.80 to 3.40	4,000,000	3,965,821
Nissan Motor Acceptance Corp.
	10/1/08	3.01	1,000,000	1,000,000
Pacific Gas & Electric Co.
	10/2/08	6.16	1,000,000	999,829
Palisades Notes (Citibank Omni Master Trust)
	10/1/08 to 12/8/08	2.92 to 6.75	5,300,000	5,281,518
Rockies Express Pipeline LLC
	10/1/08 to 10/2/08	2.96 to 3.06	3,000,000	2,999,915
Salisbury Receivables Co. LLC
	10/1/08	4.45	4,000,000	4,000,000
Santander Finance, Inc.
	2/25/09	3.15	1,000,000	987,342
Sheffield Receivables Corp.
	10/8/08 to 10/9/08	2.53 to 4.76	2,400,000	2,398,147
Societe Generale North America, Inc.
	12/4/08	2.85	2,000,000	1,989,956
Textron Financial Corp.
	10/2/08	6.11	1,000,000	999,831
Thames Asset Global Securities No. 1, Inc.
	10/1/08 to 10/27/08	2.56 to 6.00	25,000,000	24,985,661
Transocean, Inc.
	10/2/08 to 10/15/08	2.99 to 3.01	2,000,000	1,998,758
UniCredito Italiano Bank (Ireland) PLC
	10/31/08 to 3/18/09	3.00 to 3.15	5,000,000	4,951,642
Virginia Electric & Power Co.
	10/2/08	6.11	1,000,000	999,831
WellPoint, Inc.
	10/2/08	3.01	1,000,000	999,917

Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount	Value
XTO Energy, Inc.
	10/10/08	3.01%	$ 1,000,000	$ 999,250
TOTAL COMMERCIAL PAPER				117,077,118
Federal Agencies - 2.7%

Fannie Mae - 0.6%
	11/12/08	2.75 (c)	3,535,000	3,533,275

Federal Home Loan Bank - 1.0%
	11/19/08 to 1/1/09	2.77 to 3.88 (c)	5,625,000	5,624,221

Freddie Mac - 1.1%
	10/20/08 to 10/21/08	2.72 to 3.17 (c)	6,000,000	5,999,806

TOTAL FEDERAL AGENCIES				15,157,302
U.S. Treasury Obligations - 0.7%

U.S. Treasury Bills - 0.7%
	1/8/09 to 4/2/09	1.55 to 1.66	3,900,000	3,873,447
Bank Notes - 0.6%

Bank of America NA
	11/6/08	3.00 (c)	3,000,000	3,000,000
Master Notes - 2.2%

Asset Funding Co. III LLC
	10/6/08 to 10/14/08	2.55 to 3.14% (c)(d)	12,000,000	12,000,000
Medium-Term Notes - 29.4%
	Due Date	Yield (a)	Principal Amount	Value
Allstate Life Global Funding Trusts
	12/22/08	3.45 (c)	$ 1,000,000	$ 1,000,000
American Honda Finance Corp.
	11/5/08 to 12/18/08	2.92 to 3.01 (b)(c)	2,000,000	2,000,000
ASIF Global Financing XXX
	10/23/08	3.22 (b)(c)	9,000,000	9,000,000
AT&T, Inc.
	12/5/08	3.23 (b)(c)	5,000,000	5,000,000
Bank of America NA
	10/3/08	2.99 (c)	5,000,000	5,000,000
Bank of Montreal
	10/6/08	2.99 (b)(c)	5,500,000	5,491,922
Bayerische Landesbank Girozentrale
	10/15/08	2.83 (c)	5,000,000	5,000,000
BNP Paribas SA
	11/13/08	3.01 (c)	11,000,000	11,000,000
BP Capital Markets PLC
	12/11/08	2.92 (c)	3,000,000	3,000,000
Caja Madrid SA
	10/20/08	2.94 (b)(c)	3,000,000	3,000,000
Commonwealth Bank of Australia
	10/3/08	2.99 (b)(c)	5,000,000	5,000,000
Compagnie Financiere du Credit Mutuel
	12/9/08	3.02 (b)(c)	2,000,000	2,000,000
General Electric Capital Corp.
	10/7/08 to 10/24/08	2.51 to 3.22 (c)	16,000,000	16,000,000
Genworth Life Insurance Co.
	11/1/08	3.05 (c)(d)	5,000,000	5,000,000
HSH Nordbank AG
	10/23/08	3.26 (b)(c)	3,000,000	3,000,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount	Value
ING USA Annuity & Life Insurance Co.
	12/24/08	3.46% (c)(d)	$ 2,000,000	$ 2,000,000
Jackson National Life Insurance Co.
	12/8/08	3.32 (b)(c)	1,000,000	1,000,000
Lloyds TSB Group PLC
	11/7/08	3.10 (b)(c)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
	10/15/08	2.65 (c)	5,000,000	5,000,000
Metropolitan Life Global Funding I
	10/6/08	2.54 (b)(c)	2,626,000	2,626,000
Morgan Stanley
	10/1/08 to 10/27/08	1.78 to 3.80 (c)	9,000,000	9,000,000
National Australia Bank Ltd.
	12/8/08	3.03 (b)(c)	3,000,000	3,000,000
New York Life Insurance Co.
	11/28/08 to 12/29/08	2.98 to 3.93 (c)(d)	7,000,000	7,000,000
Nordea Bank AB
	10/24/08	3.15 (b)(c)	3,000,000	3,000,000
Pacific Life Global Funding
	10/6/08	2.56 (b)(c)	2,000,000	2,000,160
PNC Bank NA, Pittsburgh
	11/4/08	3.03 (c)	1,000,000	1,000,000
Royal Bank of Canada
	10/15/08	2.89 (b)(c)	4,000,000	4,000,000
Security Life of Denver Insurance Co.
	11/28/08	3.07 (c)(d)	1,000,000	1,000,000
Svenska Handelsbanken AB
	10/6/08	3.00 (b)(c)	4,000,000	4,000,000
Verizon Communications, Inc.
	12/15/08	2.90 (c)	4,000,000	4,000,000
Wachovia Bank NA
	10/27/08	2.87 (c)	3,000,000	3,000,000
Wells Fargo & Co.
	10/15/08	2.64 (b)(c)	10,000,000	10,000,000
	5/1/09	3.55 (c)	2,000,000	2,000,589
WestLB AG
	10/10/08	2.56 (b)(c)	3,000,000	3,000,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
	10/14/08 to 12/4/08	2.95 to 3.09% (b)(c)	$ 12,000,000	$ 11,997,930
	12/11/08	2.88 (c)	2,000,000	2,000,322
TOTAL MEDIUM-TERM NOTES				164,116,923
Municipal Securities - 1.4%

Miami-Dade County School District TAN
10/3/08	5.78 to 6.34	8,000,000		7,994,500
Repurchase Agreements - 8.2%
	Maturity Amount
In a joint trading account at 2.19% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	$ 811,049	811,000
With:
Barclays Capital, Inc. at 3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $1,056,139)	1,007,667	1,000,000
Deutsche Bank Securities, Inc. at:
2.6%, dated 9/2/08 due 10/2/08 (Collateralized by Corporate Obligations valued at $1,052,199, 10%, 8/1/14)	1,002,167	1,000,000
2.63%, dated 9/4/08 due 10/6/08 (Collateralized by Corporate Obligations valued at $2,104,558, 4.25%, 12/15/36)	2,004,676	2,000,000
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at:
$10,502,101, 4.88% - 7.38%, 1/15/10 - 4/1/16)	6,001,200	6,000,000
$3,151,194, 1.5%, 12/15/37)	3,000,600	3,000,000
ING Financial Markets LLC at 2.69%, dated 9/10/08 due 10/10/08 (Collateralized by Corporate Obligations valued at $1,053,360, 5.95%, 4/1/37)	1,002,242	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 7.15%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations valued at $2,061,828, 3.39%, 7/15/34)	2,000,397	2,000,000
UBS Warburg LLC at:
3%, dated 7/8/08 due 10/6/08 (Collateralized by U.S. Government Obligations valued at $2,057,929, 6%, 1/15/38)	2,015,000	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
3.05%, dated 7/24/08 due 10/22/08 (Collateralized by Corporate Obligations valued at $1,059,706, 7.25%, 1/15/18)	$ 1,007,625	$ 1,000,000
7.21%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $23,103,789, 6.65% - 6.8%, 5/15/18 - 10/15/37)	22,004,406	22,000,000
Wachovia Securities, Inc. at:
2.74%, dated 9/11/08 due 10/7/08 (Collateralized by Corporate Obligations valued at $2,103,510, 5.75% - 6.56%, 12/15/17 - 5/15/47)	2,003,958	2,000,000
2.92%, dated 9/10/08 due 10/7/08 (Collateralized by Commercial Paper Obligations valued at $2,063,509)	2,004,380	2,000,000
TOTAL REPURCHASE AGREEMENTS		45,811,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $566,030,387)		566,030,387
NET OTHER ASSETS - (1.5)%		(8,211,562)
NET ASSETS - 100%		$ 557,818,825
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,116,012 or 14.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC 2.55%, 10/6/08	11/7/06	$ 5,000,000
2.56%, 10/6/08	8/29/06	$ 5,000,000
3.14%, 10/14/08	7/11/08	$ 2,000,000
Genworth Life Insurance Co. 3.05%, 11/1/08	7/28/08	$ 5,000,000
ING USA Annuity & Life Insurance Co. 3.46%, 12/24/08	6/23/05	$ 2,000,000
New York Life Insurance Co. 2.98%, 11/28/08	5/12/08	$ 2,000,000
3.93%, 12/29/08	3/28/08	$ 5,000,000
Security Life of Denver Insurance Co. 3.07%, 11/28/08	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$811,000 due 10/01/08 at 2.19%
Bank of America, NA	$ 556,373
Barclays Capital, Inc.	34,354
Societe Generale, New York Branch	75,869
UBS Securities LLC	144,404
$ 811,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008
Assets
Investment in securities, at value (including repurchase agreements of $45,811,000) - See accompanying schedule: Unaffiliated issuers (cost $566,030,387)		$ 566,030,387
Cash		1,241,977
Receivable for investments sold		1,812,768
Interest receivable		1,788,716
Total assets		570,873,848

Liabilities
Payable for investments purchased	$ 11,689,540
Distributions payable	1,361,167
Other payables and accrued expenses	4,316
Total liabilities		13,055,023

Net Assets		$ 557,818,825
Net Assets consist of:
Paid in capital		$ 557,885,150
Accumulated undistributed net realized gain (loss) on investments		(66,325)
Net Assets, for 557,879,908 shares outstanding		$ 557,818,825
Net Asset Value, offering price and redemption price per share ($557,818,825 ÷ 557,879,908 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2008
Investment Income
Interest (including $3,270 from affiliated interfund lending)		$ 22,753,769

Expenses
Custodian fees and expenses	$ 21,434
Independent trustees' compensation	2,400
Total expenses before reductions	23,834
Expense reductions	(6,485)	17,349
Net investment income		22,736,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		41,818
Net increase in net assets resulting from operations		$ 22,778,238

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,736,420	$ 37,932,660
Net realized gain (loss)	41,818	43,299
Net increase in net assets resulting from operations	22,778,238	37,975,959
Distributions to shareholders from net investment income	(22,736,058)	(37,932,625)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	70,000,000	-
Reinvestment of distributions	10,617	1,785,636
Cost of shares redeemed	(154,897,374)	(218,633,737)
Net increase (decrease) in net assets and shares resulting from share transactions	(84,886,757)	(216,848,101)
Total increase (decrease) in net assets	(84,844,577)	(216,804,767)

Net Assets
Beginning of period	642,663,402	859,468,169
End of period and undistributed net investment income of $0 and $21,279, respectively)	$ 557,818,825	$ 642,663,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.039	.054	.048	.028	.013
Distributions from net investment income	(.039)	(.054)	(.048)	(.028)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.94%	5.55%	4.86%	2.80%	1.27%
Ratios to Average Net Assets C
Expenses before reductions	-% B	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% B	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% B	.01%	.01%	.01%	.01%
Net investment income	3.92%	5.41%	4.76%	2.77%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,819	$ 642,663	$ 859,468	$ 821,384	$ 817,994

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	21,641
Capital loss carryforward	-

Cost for federal income tax purposes	$ 566,030,387

The tax character of distributions paid was as follows:

	September 30, 2008	September 30, 2007
Ordinary Income	$ 22,736,058	$ 37,932,625

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 12,950,000	2.27%

Annual Report

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,400.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,085.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 25, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Edward C. Johnson, and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey, oversees 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed-Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed-Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,241,267 of distributions paid during the period January 1, 2008 to September 30, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Money Market Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-
advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Ultra-Short
Central Fund

Annual Report

September 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

USC-ANN-1108
1.765375.107

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Past 5 years	Life of fundA
Fidelity® Ultra-Short Central Fund	-11.55%	-0.31%	0.56%

A From July 16, 2001.

$10,000 Over Life of Fund*

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Central Fund on July 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 3 Month Swap Index performed over the same period.

* From July 31, 2001 (first date following the fund's commencement for which the life of fund return for the Lehman Brothers 3 Month Swap Index is available).

Annual Report

Management's Discussion of Fund Performance

Comments from John Houston, who became Portfolio Manager of Fidelity® Ultra-Short Central Fund on December 1, 2007

Unlike the stock market, the overall investment-grade bond market had a positive return for the year ending September 30, 2008. In that time, high-quality taxable debt gained 3.65% as measured by the Lehman Brothers® U.S. Aggregate Index. Among the benchmark's various constituents, Treasuries were far and away the strongest performers, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index advanced 8.73% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - had negative results, falling 7.04% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index. Corporate bonds also struggled, declining 4.79% as measured by the Lehman Brothers U.S. Credit Index, a market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more.

The fund returned -11.55% during the past year, trailing the 3.60% gain of the Lehman Brothers 3-Month LIBOR (Swap) Index. The fund's underperformance resulted from holdings in a variety of sectors. Chief among these were investments in investment-grade asset-backed securities (ABS). Within the fund's ABS holdings, its position in subprime mortgage-backed bonds subtracted roughly 700 basis points from results. Holdings of ABS in the credit card, student loan and "other ABS" categories also hampered returns. Additionally, investments in commercial mortgage-backed securities (CMBS) rated below AAA weighed on performance. Reflecting broader concerns that the CMBS market could experience loss patterns similar to those that affected the residential market, yield spreads on CMBS widened dramatically, with lower-rated bonds suffering more than higher-rated securities. Lastly, collateralized mortgage obligations (CMOs) derived from residential loans in the U.S. and the U.K. also hurt performance. Expectations for falling home prices caused yield spreads on these securities to widen dramatically - particularly on those rated below AAA. As the credit crunch unfolded, demand for these CMOs declined considerably. As the period concluded, I continued the significant but careful repositioning of the fund that had been ongoing during much of this 12-month period. One effect of this repositioning was a significant increase in cash equivalents.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Actual	.0017%	$ 1,000.00	$ 993.90	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 0.9%	U.S. Government and U.S. Government Agency Obligations 0.1%
AAA 17.1%	AAA 19.6%
AA 15.0%	AA 9.7%
A 14.9%	A 12.4%
BBB 14.8%	BBB 14.7%
BB and Below 3.0%	BB and Below 0.2%
Not Rated 0.1%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 34.2%	Short-Term Investments and Net Other Assets 42.5%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of September 30, 2008
6 months ago
Years	1.4	1.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of September 30, 2008
6 months ago
Years	0.1	0.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2008 *		As of March 31, 2008 **
	Corporate Bonds 5.2%		Corporate Bonds 6.5%
	U.S. Government and U.S. Government Agency Obligations 0.9%		U.S. Government and U.S. Government Agency Obligations 0.1%
	Asset-Backed Securities 33.6%		Asset-Backed Securities 29.4%
	CMOs and Other Mortgage Related Securities 26.1%		CMOs and Other Mortgage Related Securities 21.5%
	Short-Term Investments and Net Other Assets 34.2%		Short-Term Investments and Net Other Assets 42.5%
* Foreign investments	15.1%	** Foreign investments	15.3%
* Futures and Swaps	0.6%	** Futures and Swaps	0.6%

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Time Warner, Inc. 3.0338% 11/13/09 (d)	$ 17,086,000	$ 16,404,183
Viacom, Inc. 3.1688% 6/16/09 (d)	4,430,000	4,353,403
		20,757,586
FINANCIALS - 2.0%
Commercial Banks - 1.5%
DBS Bank Ltd. (Singapore) 3.0269% 5/16/17 (b)(d)	6,834,000	5,807,533
HSBC Holdings PLC 2.9913% 10/6/16 (d)	6,664,000	6,175,642
Manufacturers & Traders Trust Co. 4.2913% 4/1/13 (b)(d)	4,235,000	3,713,892
PNC Funding Corp. 2.9388% 1/31/12 (d)	17,000,000	15,300,000
Santander Issuances SA Unipersonal 3.5638% 6/20/16 (b)(d)	20,503,000	19,154,805
Sovereign Bank 4.5106% 8/1/13 (d)	9,611,000	3,844,400
		53,996,272
Diversified Financial Services - 0.3%
BTM Curacao Holding NV 3.3825% 12/19/16 (b)(d)	11,105,000	10,734,937
Thrifts & Mortgage Finance - 0.2%
Capmark Financial Group, Inc. 3.4525% 5/10/10 (d)	2,298,000	1,631,844
Independence Community Bank Corp. 5.2638% 6/20/13 (d)	12,192,000	4,876,800
		6,508,644
TOTAL FINANCIALS		71,239,853
INDUSTRIALS - 0.6%
Airlines - 0.2%
American Airlines, Inc. 7.25% 2/5/09	5,126,000	4,972,220
Building Products - 0.4%
Masco Corp. 3.1188% 3/12/10 (d)	15,693,000	14,703,902
TOTAL INDUSTRIALS		19,676,122
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
National Semiconductor Corp. 3.0688% 6/15/10 (d)	18,218,000	17,499,628
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Telefonica Emisiones SAU 3.5038% 6/19/09 (d)	27,594,000	27,308,777
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.7%
Electric Utilities - 0.5%
Ohio Power Co. 2.9713% 4/5/10 (d)	$ 19,465,000	$ 19,094,601
Multi-Utilities - 0.2%
NiSource Finance Corp. 3.3806% 11/23/09 (d)	6,882,000	6,706,282
TOTAL UTILITIES		25,800,883
TOTAL NONCONVERTIBLE BONDS (Cost $204,536,999)		182,282,849
U.S. Government Agency Obligations - 0.9%

Fannie Mae:
0% 11/12/08 (c)	1,500,000	1,496,588
0% 11/19/08 (c)	19,222,000	19,170,985
Federal Home Loan Bank:
0% 11/14/08 (c)	1,500,000	1,496,426
0% 11/19/08 (c)	10,000,000	9,973,460
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,123,363)		32,137,459
Asset-Backed Securities - 33.6%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 3.5569% 1/25/35 (d)(f)	594,460	483,092
Series 2005-1 Class M1, 3.6769% 4/25/35 (d)(f)	10,956,000	8,937,971
ACE Securities Corp. Series 2006-NC2:
Class M7, 3.9569% 7/25/36 (d)(f)	4,902,000	166,913
Class M8, 4.0569% 7/25/36 (d)(f)	2,429,000	69,639
Class M9, 4.9069% 7/25/36 (d)(f)	1,605,000	44,121
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 4.3319% 6/25/33 (d)(f)	55,671	58,904
Class M2, 4.9569% 6/25/33 (d)(f)	731,000	647,295
Series 2004-HE1 Class M1, 3.7069% 2/25/34 (d)(f)	2,032,275	1,913,214
Series 2004-OP1 Class M1, 3.7269% 4/25/34 (d)(f)	3,652,930	2,677,966
Series 2005-HE2 Class M2, 3.6569% 4/25/35 (d)(f)	1,541,000	1,493,135
Series 2005-SD1 Class A1, 3.6069% 11/25/50 (d)(f)	227,252	186,116
Series 2006-HE2:
Class M3, 3.5469% 5/25/36 (d)(f)	2,130,000	5,964
Class M4, 3.6069% 5/25/36 (d)(f)	1,800,000	242,640
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2:
Class M5, 3.6469% 5/25/36 (d)(f)	$ 2,617,000	$ 228,726
Series 2006-OP1:
Class M4, 3.5769% 4/25/36 (d)(f)	1,000,000	164,500
Class M5, 3.5969% 4/25/36 (d)(f)	950,000	119,130
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 3.6675% 10/20/14 (d)	6,993,000	2,797,200
Series 2007-A4 Class A4, 3.2175% 4/22/13 (d)	25,629,000	21,784,650
Series 2007-B1 Class B, 3.4375% 12/22/14 (d)	14,801,000	8,880,600
ALG Student Loan Trust I Series 2006-1 Class A1, 2.805% 10/28/18 (b)(d)	7,658,621	7,603,578
American Express Credit Account Master Trust Series 2004-C Class C, 2.9875% 2/15/12 (b)(d)	1,458,347	1,408,130
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	7,281,895	7,201,110
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.9069% 12/25/33 (d)(f)	1,101,251	826,544
Series 2004-R10 Class M1, 3.9069% 11/25/34 (d)(f)	3,985,000	3,034,954
Series 2004-R11 Class M1, 3.8669% 11/25/34 (d)(f)	3,784,000	2,539,822
Series 2004-R2:
Class M1, 3.6369% 4/25/34 (d)(f)	1,508,000	1,175,835
Class M3, 3.7569% 4/25/34 (d)(f)	1,054,731	734,787
Series 2005-R1 Class M1, 3.6569% 3/25/35 (d)(f)	5,536,000	4,258,329
Series 2005-R10 Class A2B, 3.4269% 12/25/35 (d)(f)	5,724,698	5,145,965
Series 2005-R2 Class M1, 3.6569% 4/25/35 (d)(f)	12,131,000	9,487,864
Series 2006-M3 Class M7, 4.0569% 10/25/36 (d)(f)	4,725,000	117,605
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 3.5369% 6/25/32 (d)(f)	1,060,715	924,645
Argent Securities, Inc.:
Series 2003-W7 Class A2, 3.5969% 3/1/34 (d)(f)	281,620	230,020
Series 2004-W11 Class M2, 3.9069% 11/25/34 (d)(f)	3,297,000	2,421,136
Series 2004-W5 Class M1, 3.8069% 4/25/34 (d)(f)	3,990,000	3,050,785
Series 2004-W7:
Class M1, 3.7569% 5/25/34 (d)(f)	3,490,000	2,622,378
Class M2, 3.8069% 5/25/34 (d)(f)	3,050,000	2,368,560
Series 2006-M1 Class M7, 4.2069% 7/25/36 (d)(f)	5,600,000	293,720
Series 2006-M2 Class M7, 4.1069% 9/25/36 (d)(f)	11,580,000	295,174
Series 2006-W4 Class A2C, 3.3669% 5/25/36 (d)(f)	9,119,000	5,428,659
Asset-Backed Securities - continued
	Principal Amount	Value
Arran Funding Ltd. Series 2005-A Class C, 2.8075% 12/15/10 (d)	$ 22,866,000	$ 22,166,300
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 3.6269% 12/25/34 (d)(f)	8,426,106	6,907,663
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 3.9869% 10/25/36 (d)(f)	7,655,000	573,551
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 3.7325% 6/15/33 (d)(f)	1,498,139	1,086,915
Series 2003-HE6 Class M1, 3.8569% 11/25/33 (d)(f)	3,152,000	2,492,484
Series 2004-HE2 Class M1, 3.7569% 4/25/34 (d)(f)	15,680,000	12,164,796
Series 2004-HE3:
Class M1, 3.7469% 6/25/34 (d)(f)	1,388,000	1,031,752
Class M2, 4.3269% 6/25/34 (d)(f)	2,781,744	1,955,189
Series 2004-HE6 Class A2, 3.5669% 6/25/34 (d)(f)	2,448,295	1,907,376
Series 2005-HE8 Class M2, 3.6569% 11/25/35 (d)(f)	1,798,000	1,377,563
Series 2006-HE6:
Class M7, 4.0069% 11/25/36 (d)(f)	2,420,000	197,230
Class M9, 5.3569% 11/25/36 (d)(f)	6,465,000	482,451
Axon Financial Funding Ltd. Series 2007-1A Class A1, 3.3913% 4/4/17 (a)(b)(d)	20,000,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.5675% 3/15/12 (d)	20,174,000	19,409,327
Bayview Financial Acquisition Trust Series 2004-C Class A1, 4.3388% 5/28/44 (d)(f)	2,148,458	1,882,251
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 4.3838% 2/28/44 (d)(f)	4,046,679	3,276,547
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 3.6569% 9/25/35 (d)(f)	715,822	642,338
Series 2005-FR1 Class M1, 3.7069% 6/25/35 (d)(f)	5,690,000	4,968,229
Series 2005-HE2 Class M1, 3.7069% 2/25/35 (d)(f)	8,967,758	7,575,901
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 2.8144% 12/26/24 (d)	13,496,540	12,837,099
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 2.8625% 6/15/10 (d)	5,617,000	5,550,298
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.5975% 8/15/11 (d)	4,508,152	4,314,235
Series 2006-C Class A3B, 2.4975% 7/15/11 (d)	4,004,542	3,831,221
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 2.7775% 4/15/13 (b)(d)	17,086,000	15,229,898
Capital Trust Ltd. Series 2004-1:
Class A2, 3.6375% 7/20/39 (b)(d)	2,688,000	1,881,600
Class B, 3.9375% 7/20/39 (b)(d)	1,550,000	930,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class C, 4.2875% 7/20/39 (b)(d)	$ 1,994,000	$ 797,600
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 3.5069% 7/25/36 (d)(f)	6,703,000	1,373,780
Series 2006-NC2 Class M7, 4.0569% 6/25/36 (d)(f)	2,500,000	197,250
Series 2006-RFC1 Class M9, 5.0769% 5/25/36 (d)(f)	1,095,000	89,900
Series 2007-RFC1 Class A3, 3.3469% 12/25/36 (d)(f)	10,591,000	6,280,463
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 3.3675% 5/20/17 (b)(d)	1,887,804	1,518,208
Chase Issuance Trust Series 2004-3 Class C, 2.9575% 6/15/12 (d)	3,118,000	2,972,437
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	3,011,361	2,559,657
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 3.6169% 12/25/33 (b)(d)(f)	2,536,098	2,067,316
Series 2006-AMC1 Class M7, 4.0269% 9/25/36 (d)(f)	4,445,000	333,931
Series 2007-AMC4 Class M1, 3.4769% 5/25/37 (d)(f)	4,497,000	861,850
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 2.5475% 7/15/12 (b)(d)	7,688,000	7,550,520
Class B, 2.7675% 7/15/12 (b)(d)	7,688,000	7,247,910
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)(f)	1,940,612	88,686
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.6369% 5/25/33 (d)(f)	332,156	231,420
Series 2004-3:
Class 3A4, 3.4569% 8/25/34 (d)(f)	1,166,530	926,480
Class M1, 3.7069% 6/25/34 (d)(f)	3,887,000	3,013,762
Class M4, 4.1769% 4/25/34 (d)(f)	969,020	743,881
Series 2004-4:
Class A, 3.5769% 8/25/34 (d)(f)	266,176	170,918
Class M2, 3.7369% 6/25/34 (d)(f)	4,243,682	3,490,451
Series 2005-1:
Class M1, 3.6269% 8/25/35 (d)(f)	3,012,000	2,407,891
Class MV2, 3.6469% 7/25/35 (d)(f)	8,308,000	6,340,399
Series 2005-3 Class MV1, 3.6269% 8/25/35 (d)(f)	14,566,000	14,130,548
Series 2005-AB1 Class A2, 3.4169% 8/25/35 (d)(f)	3,552,656	3,181,847
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	1,261,863	1,165,182
Asset-Backed Securities - continued
	Principal Amount	Value
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 3.4769% 5/25/36 (b)(d)	$ 6,538,077	$ 5,140,563
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 3.2669% 10/25/36 (d)(f)	3,839,158	3,563,817
Discover Card Master Trust I:
Series 2003-4 Class B1, 2.8175% 5/16/11 (d)	7,436,000	7,391,448
Series 2005-3 Class B, 2.6775% 5/15/11 (d)	7,688,000	7,651,706
Series 2006-1 Class B1, 2.6375% 8/16/11 (d)	12,498,000	12,302,719
Series 2006-2 Class B1, 2.6075% 1/17/12 (d)	17,086,000	16,350,798
Series 2007-1 Class B, 2.5875% 8/15/12 (d)	17,086,000	15,758,197
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 2.9546% 5/28/35 (d)	228,646	179,594
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 5.3819% 8/25/34 (d)(f)	1,709,000	1,020,532
Series 2006-3 Class 2A3, 3.3669% 11/25/36 (d)(f)	26,449,000	13,683,231
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 4.0319% 3/25/34 (d)(f)	198,163	158,584
Series 2006-FF12 Class A2, 3.2469% 9/25/36 (d)(f)	4,606,388	4,382,531
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	2,299,233	2,256,956
Ford Credit Floorplan Master Owner Trust:
Series 2006-3:
Class A, 2.6675% 6/15/11 (d)	7,117,000	6,923,510
Class B, 2.9375% 6/15/11 (d)	11,896,000	11,166,466
Series 2006-4 Class B, 3.0375% 6/15/13 (d)	4,541,000	3,814,440
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	629,783	630,029
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.8819% 2/25/34 (d)(f)	423,595	332,016
Class M2, 3.7069% 2/25/34 (d)(f)	724,000	557,810
Series 2004-A Class M1, 4.0319% 1/25/34 (d)(f)	7,533,996	6,211,818
Series 2005-A:
Class M1, 3.6369% 1/25/35 (d)(f)	914,997	803,803
Class M2, 3.6669% 1/25/35 (d)(f)	10,316,000	8,798,667
Class M3, 3.6969% 1/25/35 (d)(f)	5,574,000	3,680,354
Class M4, 3.8869% 1/25/35 (d)(f)	2,136,000	885,104
Series 2006-A:
Class M4, 3.6069% 5/25/36 (d)(f)	5,315,000	381,086
Class M5, 3.7069% 5/25/36 (d)(f)	2,847,000	161,710
Series 2006-B Class M9, 5.1069% 8/25/36 (d)(f)	2,000,000	33,020
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (b)(d)	$ 13,840,000	$ 7,988,552
GE Business Loan Trust Series 2003-1 Class A, 2.9175% 4/15/31 (b)(d)	2,167,380	1,782,887
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 2.5975% 9/17/12 (d)	5,229,000	5,017,388
Class C, 2.7275% 9/17/12 (d)	4,066,000	3,780,111
Series 2007-1 Class C, 2.7575% 3/15/13 (d)	27,889,000	24,564,101
Gracechurch Card Funding PLC Series 11 Class C, 2.7675% 11/15/10 (d)	19,648,000	19,505,748
GSAMP Trust:
Series 2002-HE Class M1, 5.0625% 11/20/32 (d)(f)	3,966,144	1,859,449
Series 2003-FM1 Class M1, 4.4175% 3/20/33 (d)(f)	7,509,345	5,938,729
Series 2004-AR1 Class M1, 3.8569% 6/25/34 (d)(f)	12,887,000	9,552,052
Series 2004-FM1 Class M1, 4.1819% 11/25/33 (d)(f)	2,395,051	2,007,669
Series 2004-FM2 Class M1, 3.9569% 1/25/34 (d)(f)	6,483,776	5,063,387
Series 2004-HE1 Class M1, 3.7569% 5/25/34 (d)(f)	3,374,287	2,671,720
Series 2007-HE1 Class M1, 3.4569% 3/25/47 (d)(f)	5,347,000	1,147,734
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 3.5469% 11/25/34 (d)(f)	93,182	71,837
Series 2005-9 Class 2A1, 3.3269% 8/25/35 (d)	30,426	30,228
Series 2005-MTR1 Class A1, 3.3469% 10/25/35 (d)	3,273,826	3,121,390
Series 2006-FM1 Class M3, 3.5569% 4/25/36 (d)(f)	2,534,000	206,774
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.2869% 5/25/30 (b)(d)	3,877,783	2,830,782
Series 2006-3:
Class B, 3.6069% 9/25/46 (b)(d)	3,848,000	2,385,760
Class C, 3.7569% 9/25/46 (b)(d)	8,970,000	4,485,000
Helios Finance L.P. Series 2007-S1 Class B1, 3.8875% 10/20/14 (b)(d)	20,699,000	12,178,046
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (b)(d)	3,579,000	2,943,918
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.0869% 2/25/33 (d)(f)	2,360	1,659
Series 2003-3 Class M1, 4.4969% 8/25/33 (d)(f)	6,266,117	5,185,809
Series 2003-4 Class M1, 4.4069% 10/25/33 (d)(f)	1,739,963	1,318,457
Series 2003-5:
Class A2, 3.9069% 12/25/33 (d)(f)	193,475	157,471
Class M1, 4.2569% 12/25/33 (d)(f)	2,135,630	1,855,717
Series 2003-7 Class A2, 3.9669% 3/25/34 (d)(f)	9,738	6,671
Series 2003-8 Class M1, 4.2869% 4/25/34 (d)(f)	3,059,843	2,326,691
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-3 Class M2, 4.9069% 8/25/34 (d)(f)	$ 2,241,992	$ 1,615,385
Series 2004-7 Class A3, 3.5969% 1/25/35 (d)(f)	3,601	2,784
Series 2005-1 Class M1, 3.6369% 5/25/35 (d)(f)	9,376,000	9,320,277
Series 2005-3 Class M1, 3.6169% 8/25/35 (d)(f)	7,588,872	5,979,481
Series 2005-5 Class 2A2, 3.4569% 11/25/35 (d)(f)	3,167,582	2,819,642
Series 2006-1 Class 2A3, 3.4319% 4/25/36 (d)(f)	28,965,000	16,520,912
Series 2006-7 Class M4, 3.5869% 1/25/37 (d)(f)	6,740,000	502,973
Household Home Equity Loan Trust Series 2004-1 Class M, 2.9906% 9/20/33 (d)(f)	1,694,177	1,298,072
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.6275% 6/15/12 (d)	13,219,000	12,514,903
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9306% 1/20/35 (d)(f)	4,594,782	3,631,945
Class M2, 2.9606% 1/20/35 (d)(f)	3,446,550	2,636,618
Series 2005-3 Class A1, 2.7306% 1/20/35 (d)(f)	2,513,547	2,026,155
Series 2006-2:
Class M1, 3.4575% 3/20/36 (d)(f)	4,025,049	3,084,327
Class M2, 3.4775% 3/20/36 (d)(f)	6,655,686	5,080,674
Series 2006-3 Class A1V, 3.2675% 3/20/36 (d)(f)	6,645,163	6,429,196
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 3.3969% 1/25/37 (d)(f)	7,274,000	4,037,070
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 3.3369% 11/25/36 (d)(f)	7,304,000	3,973,376
Class MV1, 3.4369% 11/25/36 (d)(f)	5,933,000	1,241,184
Keycorp Student Loan Trust:
Series 1999-A Class A2, 3.1381% 12/27/09 (d)	6,743,093	6,674,132
Series 2006-A Class 2A1, 2.8381% 9/27/21 (d)	5,084,825	4,976,105
Lancer Funding Ltd. Series 2006-1A Class A3, 4.4913% 4/6/46 (b)(d)	1,538,343	15,383
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.4369% 6/25/33 (d)(f)	13,066,523	9,580,552
Series 2004-2:
Class M1, 3.7369% 6/25/34 (d)(f)	3,652,000	2,884,034
Class M2, 4.2869% 6/25/34 (d)(f)	2,789,000	2,293,232
Series 2006-1 Class 2A2, 3.3469% 2/25/36 (d)(f)	940,667	929,791
Series 2006-6 Class M7, 4.1069% 7/25/36 (d)(f)	3,942,233	70,881
Series 2006-9:
Class M4, 3.5769% 11/25/36 (d)(f)	4,170,000	229,350
Class M5, 3.6069% 11/25/36 (d)(f)	8,052,000	293,817
Class M7, 4.0069% 11/25/36 (d)(f)	3,796,000	74,667
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 3.4169% 5/25/47 (d)	$ 8,381,000	$ 5,078,397
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 3.4669% 10/25/36 (d)(f)	2,640,000	522,852
Series 2006-NC2 Class M7, 3.9569% 9/25/36 (d)(f)	4,790,000	136,228
MBNA Credit Card Master Note Trust Series 2005-C3 Class C, 2.7575% 3/15/11 (d)	18,940,000	18,919,280
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.0319% 7/25/34 (d)(f)	144,677	43,076
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.3769% 2/25/37 (d)	10,823,371	7,359,892
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.9069% 7/25/34 (d)(f)	3,761,227	3,313,003
Series 2003-OPT1 Class M1, 3.8569% 7/25/34 (d)(f)	1,111,042	1,011,377
Series 2006-FM1 Class A2B, 3.3169% 4/25/37 (d)(f)	15,283,000	13,960,073
Series 2006-HE3 Class A2, 3.2969% 6/25/37 (d)(f)	6,097,768	5,913,884
Series 2006-OPT1 Class A1A, 3.4669% 6/25/35 (d)(f)	9,974,147	8,425,043
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.8569% 12/27/32 (d)(f)	276,101	223,559
Series 2003-NC7 Class M1, 4.2569% 6/25/33 (d)(f)	3,274,559	2,330,024
Series 2003-NC8 Class M1, 4.2569% 9/25/33 (d)(f)	2,539,599	2,088,653
Series 2004-HE6 Class A2, 3.5469% 8/25/34 (d)(f)	337,063	228,376
Series 2004-NC2 Class M1, 4.0319% 12/25/33 (d)(f)	6,052,809	4,542,451
Series 2005-HE1 Class M2, 3.6769% 12/25/34 (d)(f)	2,866,000	1,995,001
Series 2005-HE2 Class M1, 3.6069% 1/25/35 (d)(f)	2,593,000	1,873,194
Series 2005-NC1 Class M1, 3.6469% 1/25/35 (d)(f)	2,349,000	1,693,101
Series 2005-NC2 Class B1, 4.3769% 3/25/35 (d)(f)	3,000,000	823,929
Series 2006-HE3:
Class B1, 4.1069% 4/25/36 (d)(f)	2,900,000	118,900
Class B3, 5.1069% 4/25/36 (d)(f)	6,450,000	156,606
Series 2006-NC4:
Class M4, 3.5569% 6/25/36 (d)(f)	2,000,000	104,480
Class M6, 3.6569% 6/25/36 (d)(f)	1,000,000	37,270
Series 2007-HE2 Class A2A, 3.2469% 1/25/37 (d)(f)	939,652	868,885
Series 2007-HE4 Class A2A, 3.3169% 2/25/37 (d)(f)	883,899	820,369
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-NC3 Class A2A, 3.2669% 5/25/37 (d)(f)	$ 430,786	$ 390,737
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.7069% 1/25/32 (d)(f)	392,107	392,176
Series 2002-AM3 Class A3, 4.1869% 2/25/33 (d)(f)	602,864	473,790
Series 2002-HE2 Class M1, 4.7069% 8/25/32 (d)(f)	4,156,332	2,997,645
Series 2002-NC1 Class M1, 4.4069% 2/25/32 (b)(d)(f)	3,417,245	2,745,009
Series 2002-NC3:
Class A3, 3.8869% 8/25/32 (d)(f)	202,500	146,520
Class M1, 4.2869% 8/25/32 (d)(f)	393,905	246,921
Series 2003-NC1 Class M1, 4.7819% 11/25/32 (d)(f)	2,538,448	1,933,188
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 3.6169% 4/25/36 (d)(f)	2,000,000	139,800
Series 2007-2 Class A1, 3.3069% 4/25/37 (d)(f)	578,226	534,588
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 3.2369% 9/25/19 (d)	12,218,441	11,545,071
Series 2006-4 Class A1, 3.2369% 3/25/25 (d)	8,480,667	8,009,059
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 4.2869% 1/25/34 (d)(f)	7,145,746	5,926,321
Series 2005-4 Class M2, 3.7169% 9/25/35 (d)(f)	8,384,000	6,493,355
Series 2005-D Class M2, 3.6769% 2/25/36 (d)(f)	1,747,000	666,482
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36 (f)	2,151,496	2,048,603
Series 2006-HE2 Class A2, 3.3269% 3/25/36 (d)(f)	6,407,000	6,264,848
Ocala Funding LLC:
Series 2005-1A Class A, 4.6875% 3/20/10 (b)(d)	3,328,000	1,996,800
Series 2006-1A Class A, 4.5875% 3/20/11 (b)(d)	6,911,000	4,595,815
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.8569% 11/25/34 (d)(f)	2,021,000	1,410,123
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 3.2869% 1/25/37 (d)(f)	81,417	80,946
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.8869% 9/25/34 (d)(f)	1,636,000	1,273,861
Class M3, 4.4569% 9/25/34 (d)(f)	3,131,000	1,507,588
Class M4, 4.6569% 9/25/34 (d)(f)	4,015,000	856,354
Series 2004-WCW2 Class M3, 3.7569% 7/25/35 (d)(f)	2,354,000	1,224,582
Series 2004-WHQ2 Class M1, 3.7969% 2/25/35 (d)(f)	6,834,000	4,584,198
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WWF1:
Class M2, 3.8869% 2/25/35 (d)(f)	$ 9,449,000	$ 6,753,737
Class M3, 3.9469% 2/25/35 (d)(f)	1,171,000	705,125
Series 2005-WCH1:
Class M2, 3.7269% 1/25/35 (d)(f)	4,532,000	3,756,631
Class M3, 3.7669% 1/25/35 (d)(f)	2,811,000	1,799,683
Class M4, 4.0369% 1/25/35 (d)(f)	8,671,000	5,389,160
Series 2005-WHQ2:
Class M7, 4.4569% 5/25/35 (d)(f)	10,277,000	883,038
Class M9, 5.0869% 5/25/35 (d)(f)	3,475,000	204,087
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 3.5669% 9/25/36 (d)(f)	10,020,000	560,118
Class M5, 3.5969% 9/25/36 (d)(f)	4,995,000	299,700
Providian Master Note Trust:
Series 2005-2 Class C2, 2.9875% 11/15/12 (b)(d)	18,325,000	16,492,500
Series 2006-C1A Class C1, 3.0375% 3/16/15 (b)(d)	21,345,000	12,166,650
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.0069% 4/25/33 (d)(f)	30,013	23,556
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	488,438	488,169
Saxon Asset Securities Trust Series 2004-1 Class M1, 4.0019% 3/25/35 (d)(f)	11,105,000	8,905,548
Sierra Receivables Funding Co. Series 2007-1A Class A2, 3.3375% 3/20/19 (b)(d)	7,422,121	6,160,360
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.7688% 6/15/33 (d)	7,476,000	5,980,800
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.6675% 8/15/11 (b)(d)	10,162,000	9,296,623
Class C, 2.8675% 8/15/11 (b)(d)	4,634,000	4,072,620
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.8069% 8/25/34 (d)(f)	1,606,470	1,172,001
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 4.3569% 9/25/34 (d)(f)	1,826,713	1,258,170
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 3.5669% 2/25/34 (d)(f)	806,528	524,117
Series 2006-BC3 Class M7, 4.0069% 10/25/36 (d)(f)	10,000,000	563,000
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.5875% 9/15/11 (d)	30,900,000	29,229,826
Class B, 2.7675% 9/15/11 (d)	23,109,000	21,693,574
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1:
Class A, 2.5875% 1/15/12 (d)	$ 5,749,000	$ 5,334,484
Class B, 2.7875% 1/15/12 (d)	5,002,000	4,517,641
Class C, 3.0875% 1/15/12 (d)	6,216,000	5,390,856
Swift Master Auto Receivables Trust Series 2007-1 Class A, 2.5875% 6/15/12 (d)	16,885,000	15,018,389
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.6369% 9/25/34 (d)(f)	169,326	129,164
Series 2003-6HE Class A1, 3.6769% 11/25/33 (d)(f)	214,278	171,054
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 2.8269% 5/16/11 (b)(d)	16,629,000	15,917,079
Series 2006-2:
Class B, 2.6375% 10/17/11 (d)	20,123,000	18,984,803
Class C, 2.8375% 10/17/11 (d)	18,906,000	17,319,673
Series 2007-1 Class C, 2.8669% 6/15/12 (d)	21,558,000	18,711,676
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)(f)	5,214,761	52,148
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 3.5869% 10/25/36 (d)(f)	3,542,000	381,651
Class M7, 4.0069% 10/25/36 (d)(f)	2,564,000	153,968
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.5175% 9/16/13 (b)(d)	32,279,000	28,845,941
Series 2006-C2A Class C2, 2.9875% 8/15/15 (b)(d)	41,135,000	21,390,200
Series 2006-C3A Class C3A, 2.8675% 10/15/13 (b)(d)	28,790,000	20,153,000
Series 2007-C1 Class C1, 2.8875% 5/15/14 (b)(d)	25,053,000	15,031,800
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)(f)	44,512	0
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	408,336	402,402
Whinstone Capital Management Ltd. Series 1A Class B3, 3.7% 10/25/44 (b)(d)	10,514,334	8,602,302
World Omni Auto Receivables Trust Series 2007-B Class A2B, 2.8075% 2/16/10 (d)	1,279,152	1,278,202
TOTAL ASSET-BACKED SECURITIES (Cost $1,664,432,962)		1,178,666,550
Collateralized Mortgage Obligations - 14.4%
	Principal Amount	Value
Private Sponsor - 14.4%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1969% 2/17/52 (b)(d)	$ 3,934,000	$ 3,328,673
Series 2006-2A:
Class 2B, 2.9269% 2/17/52 (b)(d)	13,844,000	13,097,947
Class 2C, 3.1869% 2/17/52 (b)(d)	16,919,000	13,664,394
Class 2M, 3.0069% 2/17/52 (b)(d)	9,415,000	8,929,563
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 3.2181% 4/12/56 (b)(d)	9,709,000	7,332,617
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 7.1072% 12/25/33 (d)	426,801	397,039
Series 2004-B Class 1A1, 6.4245% 3/25/34 (d)	445,176	408,477
Series 2004-C Class 1A1, 5.9178% 4/25/34 (d)	936,473	856,972
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.4869% 1/25/35 (d)	19,854,589	10,688,037
Series 2005-2 Class 1A1, 3.4569% 3/25/35 (d)	3,618,680	2,226,208
Series 2005-5 Class 1A1, 3.4269% 7/25/35 (d)	4,646,986	2,722,279
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.6069% 5/25/33 (d)	684,290	655,262
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.6069% 1/25/34 (d)	392,689	269,097
Series 2004-2 Class 7A3, 3.6069% 2/25/35 (d)	862,811	647,521
Series 2004-4 Class 5A2, 3.6069% 3/25/35 (d)	213,160	143,680
Series 2005-1 Class 5A2, 3.5369% 5/25/35 (d)	3,165,571	2,270,672
Series 2005-10:
Class 5A1, 3.4669% 1/25/36 (d)	4,714,648	3,485,214
Class 5A2, 3.5269% 1/25/36 (d)	2,121,481	1,119,925
Series 2005-2:
Class 6A2, 3.4869% 6/25/35 (d)	791,043	439,540
Class 6M2, 3.6869% 6/25/35 (d)	8,667,000	3,433,658
Series 2005-3 Class 8A2, 3.4469% 7/25/35 (d)	3,549,265	2,253,644
Series 2005-4 Class 7A2, 3.4369% 8/25/35 (d)	1,165,183	734,896
Series 2005-8 Class 7A2, 3.4869% 11/25/35 (d)	2,764,214	1,864,541
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.9469% 4/25/34 (d)	3,259	2,100
Series 2004-AR4 Class 5A2, 3.9469% 5/25/34 (d)	140,831	114,285
Series 2004-AR5 Class 11A2, 3.9469% 6/25/34 (d)	259,620	200,316
Series 2004-AR6 Class 9A2, 3.9469% 10/25/34 (d)	959,595	686,488
Series 2004-AR7 Class 6A2, 3.5869% 8/25/34 (d)	350,692	277,181
Series 2004-AR8 Class 8A2, 3.5869% 9/25/34 (d)	222,791	175,540
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.3669% 3/25/37 (d)	$ 20,182,000	$ 9,991,341
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 3.12% 9/19/36 (d)	5,119,843	4,765,959
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	6,014,316	5,869,597
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (d)	342,382	281,916
Fosse Master Issuer PLC floater Series 2006-1A:
Class B1, 2.875% 10/18/54 (b)(d)	254,620	250,052
Class B2, 2.945% 10/18/54 (b)(d)	16,795,000	14,813,125
Class C2, 3.255% 10/18/54 (b)(d)	5,630,000	3,511,524
Class M1, 2.955% 10/18/54 (b)(d)	146,881	145,797
Class M2, 3.035% 10/18/54 (b)(d)	9,653,000	8,212,912
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.28% 11/20/56 (b)(d)	14,408,000	8,252,800
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.2619% 10/11/41 (b)(d)	18,299,000	14,988,006
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 3.3038% 12/20/54 (d)	32,109,917	30,609,126
Series 2006-1A:
Class A5, 2.88% 12/20/54 (b)(d)	5,212,468	5,021,207
Class C2, 3.41% 12/20/54 (b)(d)	35,316,000	24,752,895
Series 2006-2 Class C1, 3.2563% 12/20/54 (d)	31,451,000	16,870,314
Series 2006-3 Class C2, 3.2863% 12/20/54 (d)	6,604,000	3,650,758
Series 2006-4:
Class B1, 3.2938% 12/20/54 (d)	17,667,000	17,071,975
Class C1, 3.5838% 12/20/54 (d)	10,803,000	10,013,193
Class M1, 3.3738% 12/20/54 (d)	4,651,000	4,447,100
Series 2007-1:
Class 1C1, 3.5038% 12/20/54 (d)	10,914,000	10,313,730
Class 1M1, 3.3538% 12/20/54 (d)	7,100,000	6,922,500
Class 2C1, 3.6338% 12/20/54 (d)	4,981,000	3,345,826
Class 2M1, 3.4538% 12/20/54 (d)	9,116,000	7,263,299
Series 2007-2 Class 2C1, 3.2194% 12/17/54 (d)	12,631,000	8,560,272
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 4.2363% 1/20/44 (d)	2,674,303	2,598,433
Series 2004-3 Class 2A1, 3.3438% 9/20/44 (d)	3,956,537	3,773,155
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.25% 5/19/35 (d)	2,609,209	1,682,166
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 3.3369% 4/25/37 (d)(f)	12,133,565	10,721,145
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.6569% 10/25/34 (d)	$ 993,098	$ 719,635
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.9469% 3/25/35 (d)	1,636,055	1,157,668
Series 2005-1:
Class M4, 3.9569% 4/25/35 (d)	194,286	35,760
Class M5, 3.9769% 4/25/35 (d)	194,286	23,470
Class M6, 4.0269% 4/25/35 (d)	310,753	52,123
Series 2005-3 Class A1, 3.4469% 8/25/35 (d)	3,845,063	2,353,084
Series 2005-4 Class 1B1, 4.5069% 5/25/35 (d)	1,220,337	92,944
Series 2005-6 Class 1M3, 3.8169% 10/25/35 (d)	1,071,486	107,149
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.8188% 9/26/45 (b)(d)	3,200,205	1,723,851
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.4769% 3/25/35 (d)	525,275	362,439
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 3.5069% 5/25/37 (d)(f)	4,611,000	915,514
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 2.6575% 6/15/22 (b)(d)	1,222,000	1,130,350
Class C, 2.6775% 6/15/22 (b)(d)	7,483,000	6,821,145
Class D, 2.6875% 6/15/22 (b)(d)	2,879,000	2,606,798
Class E, 2.6975% 6/15/22 (b)(d)	4,605,000	3,989,402
Class F, 2.7275% 6/15/22 (b)(d)	8,303,000	7,140,580
Class G, 2.7975% 6/15/22 (b)(d)	1,726,000	1,424,551
Class H, 2.8175% 6/15/22 (b)(d)	3,456,000	2,789,248
Class J, 2.8575% 6/15/22 (b)(d)	4,032,000	3,202,352
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 3.5969% 3/25/28 (d)	1,373,931	1,197,882
Series 2003-B Class A1, 3.5469% 4/25/28 (d)	1,464,905	1,255,732
Series 2003-D Class A, 3.5169% 8/25/28 (d)	1,223,601	1,088,144
Series 2003-E Class A2, 3.4325% 10/25/28 (d)	2,026,321	1,769,363
Series 2003-F Class A2, 2.8375% 10/25/28 (d)	1,749,686	1,532,010
Series 2004-A Class A2, 2.7475% 4/25/29 (d)	1,876,092	1,630,035
Series 2004-B Class A2, 3.0788% 6/25/29 (d)	1,574,359	1,384,094
Series 2004-C Class A2, 3.1088% 7/25/29 (d)	1,659,677	1,420,566
Series 2004-D Class A2, 3.4625% 9/25/29 (d)	1,451,751	1,270,639
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (d)	3,351,137	3,004,756
Class A2D, 3.0475% 11/25/29 (d)	485,987	439,623
Series 2004-G Class A2, 3.48% 11/25/29 (d)	1,598,804	1,371,373
Series 2005-A Class A2, 3.3525% 2/25/30 (d)	1,571,868	1,368,271
Series 2005-B Class A2, 3.0388% 7/25/30 (d)	4,743,115	4,131,098
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2006-MLN1 Class M4, 3.5669% 7/25/37 (d)(f)	$ 9,575,000	$ 745,893
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.5769% 12/25/34 (d)	1,788,842	1,469,608
Class A2, 3.6569% 12/25/34 (d)	2,419,799	1,926,005
Series 2005-2 Class 1A1, 3.4669% 5/25/35 (d)	1,998,065	1,653,104
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class M7, 4.0069% 7/25/36 (d)(f)	5,710,000	167,417
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.4969% 7/25/35 (d)	20,263,513	11,746,388
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.5069% 3/25/37 (d)(f)	14,360,000	3,012,010
Permanent Financing No. 8 PLC floater Class 3C, 3.3369% 6/10/42 (d)	12,058,000	8,815,668
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1906% 7/17/42 (d)	15,168,000	12,477,855
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.8381% 7/10/35 (b)(d)	8,417,992	6,852,566
Series 2003-CB1 Class B3, 3.9381% 6/10/35 (b)(d)	6,555,921	5,057,893
Series 2004-A:
Class B4, 3.6881% 2/10/36 (b)(d)	4,751,882	3,287,018
Class B5, 4.1881% 2/10/36 (b)(d)	3,167,612	2,173,868
Series 2004-B:
Class B4, 3.5881% 2/10/36 (b)(d)	2,060,672	1,283,387
Class B5, 4.0381% 2/10/36 (b)(d)	1,595,838	920,639
Class B6, 4.4881% 2/10/36 (b)(d)	556,688	325,384
Series 2004-C:
Class B4, 3.4381% 9/10/36 (b)(d)	2,647,503	2,040,162
Class B5, 3.8381% 9/10/36 (b)(d)	2,968,698	1,944,794
Class B6, 4.2381% 9/10/36 (b)(d)	657,415	388,269
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 3.3069% 9/25/46 (d)	11,698,416	9,519,088
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,569,769	1,305,464
Series 2005-AR5 Class 1A1, 5.3797% 9/19/35 (d)	1,804,740	1,647,124
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.6569% 6/25/33 (b)(d)(f)	1,900,863	1,491,881
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 3.3069% 2/25/36 (b)(d)(f)	$ 1,141,223	$ 1,102,885
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (d)	2,797,969	2,211,501
Series 2004-1 Class A, 3.3844% 2/20/34 (d)	987,185	777,537
Series 2004-10 Class A4, 3.2219% 11/20/34 (d)	1,409,044	1,141,908
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (d)	4,365,009	3,412,983
Series 2004-3 Class A, 2.6325% 5/20/34 (d)	1,389,215	1,030,775
Series 2004-4 Class A, 3.1419% 5/20/34 (d)	5,316,402	4,283,354
Series 2004-5 Class A3, 3.1663% 6/20/34 (d)	1,968,113	1,552,432
Series 2004-6:
Class A3A, 3.4913% 6/20/35 (d)	1,510,479	1,195,505
Class A3B, 3.6338% 7/20/34 (d)	288,565	224,762
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (d)	1,520,138	1,191,770
Class A3B, 3.6344% 7/20/34 (d)	187,299	154,717
Series 2004-8 Class A2, 3.5063% 9/20/34 (d)	3,938,723	3,084,275
Series 2005-1 Class A2, 3.3344% 2/20/35 (d)	2,641,003	2,061,752
Series 2005-2 Class A2, 3.2194% 3/20/35 (d)	3,432,660	2,505,104
Series 2005-3 Class A1, 3.3875% 5/20/35 (d)	1,588,788	1,205,831
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 4.0069% 9/25/36 (d)(f)	3,090,000	249,178
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.6069% 9/25/33 (b)(d)	591,575	537,039
Series 2007-GEL1 Class A2, 3.3969% 1/25/37 (b)(d)(f)	7,688,000	4,109,236
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.6719% 9/25/36 (d)	19,234,000	10,578,700
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 3.2869% 9/25/46 (d)	1,449,520	1,410,569
Series 2006-AR7 Class C1B1, 3.2669% 7/25/46 (d)	823,867	797,090
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $700,777,217)		505,707,926
Commercial Mortgage Securities - 11.7%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 2.9575% 3/15/22 (b)(d)	3,618,000	3,131,379
Class G, 3.0175% 3/15/22 (b)(d)	2,345,000	1,983,636
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 2.7975% 10/15/19 (b)(d)	$ 9,312,000	$ 8,124,720
Class G, 2.8175% 10/15/19 (b)(d)	6,343,000	5,550,125
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 3.7869% 12/25/33 (b)(d)	3,957,795	3,304,759
Class M1, 4.0569% 12/25/33 (b)(d)	682,543	518,733
Series 2004-1:
Class A, 3.5669% 4/25/34 (b)(d)	8,472,640	7,350,015
Class B, 5.1069% 4/25/34 (b)(d)	941,438	494,255
Class M1, 3.7669% 4/25/34 (b)(d)	763,038	574,186
Class M2, 4.4069% 4/25/34 (b)(d)	687,092	458,634
Series 2004-2:
Class A, 3.6369% 8/25/34 (b)(d)	8,082,674	7,031,927
Class M1, 3.7869% 8/25/34 (b)(d)	1,483,252	1,143,958
Series 2004-3:
Class A1, 3.5769% 1/25/35 (b)(d)	13,010,047	11,383,791
Class A2, 3.6269% 1/25/35 (b)(d)	1,873,193	1,582,848
Class M1, 3.7069% 1/25/35 (b)(d)	2,251,009	1,738,904
Class M2, 4.2069% 1/25/35 (b)(d)	1,456,626	986,864
Series 2005-2A:
Class A1, 3.5169% 8/25/35 (b)(d)	9,525,388	7,383,128
Class M1, 3.6369% 8/25/35 (b)(d)	706,760	465,967
Class M2, 3.6869% 8/25/35 (b)(d)	1,165,681	815,743
Class M3, 3.7069% 8/25/35 (b)(d)	644,939	415,921
Class M4, 3.8169% 8/25/35 (b)(d)	592,030	356,580
Series 2005-3A:
Class A1, 3.5269% 11/25/35 (b)(d)	5,153,747	3,935,917
Class A2, 3.6069% 11/25/35 (b)(d)	3,341,211	2,664,615
Class M1, 3.6469% 11/25/35 (b)(d)	609,557	396,761
Class M2, 3.6969% 11/25/35 (b)(d)	773,899	489,027
Class M3, 3.7169% 11/25/35 (b)(d)	692,624	418,068
Class M4, 3.8069% 11/25/35 (b)(d)	862,942	512,760
Series 2005-4A:
Class A2, 3.5969% 1/25/36 (b)(d)	12,242,284	9,702,010
Class B1, 4.6069% 1/25/36 (b)(d)	1,057,943	499,878
Class M1, 3.6569% 1/25/36 (b)(d)	3,949,124	2,764,387
Class M2, 3.6769% 1/25/36 (b)(d)	1,184,737	784,888
Class M3, 3.7069% 1/25/36 (b)(d)	1,730,218	1,094,363
Class M4, 3.8169% 1/25/36 (b)(d)	956,903	571,750
Class M5, 3.8569% 1/25/36 (b)(d)	956,903	547,827
Class M6, 3.9069% 1/25/36 (b)(d)	1,016,338	541,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class A2, 3.5669% 4/25/36 (b)(d)	$ 1,912,913	$ 1,434,302
Class M1, 3.5869% 4/25/36 (b)(d)	684,170	430,754
Class M2, 3.6069% 4/25/36 (b)(d)	722,871	448,252
Class M3, 3.6269% 4/25/36 (b)(d)	621,973	390,288
Class M4, 3.7269% 4/25/36 (b)(d)	352,451	195,293
Class M5, 3.7669% 4/25/36 (b)(d)	342,085	187,942
Class M6, 3.8469% 4/25/36 (b)(d)	682,097	388,795
Series 2006-2A:
Class A1, 3.4369% 7/25/36 (b)(d)	18,480,077	13,959,850
Class A2, 3.4869% 7/25/36 (b)(d)	1,668,390	1,260,135
Class B1, 4.0769% 7/25/36 (b)(d)	624,665	312,082
Class B3, 5.9069% 7/25/36 (b)(d)	943,779	452,731
Class M1, 3.5169% 7/25/36 (b)(d)	1,750,489	1,103,333
Class M2, 3.5369% 7/25/36 (b)(d)	1,235,051	755,110
Class M3, 3.5569% 7/25/36 (b)(d)	1,024,450	606,987
Class M4, 3.6269% 7/25/36 (b)(d)	691,771	403,234
Class M5, 3.6769% 7/25/36 (b)(d)	850,258	479,630
Class M6, 3.7469% 7/25/36 (b)(d)	1,268,605	680,099
Series 2006-3A:
Class B1, 4.0069% 10/25/36 (b)(d)	1,078,447	560,793
Class B2, 4.5569% 10/25/36 (b)(d)	777,843	385,032
Class B3, 5.8069% 10/25/36 (b)(d)	1,261,564	605,551
Class M4, 3.6369% 10/25/36 (b)(d)	1,191,883	774,724
Class M5, 3.6869% 10/25/36 (b)(d)	1,426,856	741,965
Class M6, 3.7669% 10/25/36 (b)(d)	2,792,943	1,351,086
Series 2006-4A:
Class A1, 3.4369% 12/25/36 (b)(d)	5,098,246	4,110,715
Class A2, 3.4769% 12/25/36 (b)(d)	22,977,221	16,943,403
Class B1, 3.9069% 12/25/36 (b)(d)	802,088	393,905
Class B2, 4.4569% 12/25/36 (b)(d)	830,021	393,430
Class B3, 5.6569% 12/25/36 (b)(d)	1,391,084	665,773
Class M1, 3.4969% 12/25/36 (b)(d)	1,660,042	1,085,004
Class M2, 3.5169% 12/25/36 (b)(d)	1,116,538	694,263
Class M3, 3.5469% 12/25/36 (b)(d)	1,130,904	671,191
Class M4, 3.6069% 12/25/36 (b)(d)	1,355,169	791,419
Class M5, 3.6469% 12/25/36 (b)(d)	1,242,637	690,906
Class M6, 3.7269% 12/25/36 (b)(d)	1,116,538	635,087
Series 2007-1:
Class A2, 3.4769% 3/25/37 (b)(d)	4,340,857	3,429,277
Class B1, 3.8769% 3/25/37 (b)(d)	1,417,525	652,061
Class B2, 4.3569% 3/25/37 (b)(d)	1,025,248	466,488
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class B3, 6.5569% 3/25/37 (b)(d)	$ 2,764,256	$ 1,243,915
Class M1, 3.4769% 3/25/37 (b)(d)	1,236,794	902,860
Class M2, 3.4969% 3/25/37 (b)(d)	927,804	649,463
Class M3, 3.5269% 3/27/37 (b)(d)	826,195	549,420
Class M4, 3.5769% 3/25/37 (b)(d)	687,108	401,958
Class M5, 3.6269% 3/25/37 (b)(d)	1,033,577	558,132
Class M6, 3.7069% 3/25/37 (b)(d)	1,444,176	714,867
Series 2007-2A:
Class A1, 3.4769% 7/25/37 (b)(d)	3,783,034	3,139,919
Class A2, 3.5269% 7/25/37 (b)(d)	3,543,188	2,799,118
Class B1, 4.8069% 7/25/37 (b)(d)	1,110,199	510,691
Class B2, 5.4569% 7/25/37 (b)(d)	962,112	418,519
Class B3, 6.5569% 7/25/37 (b)(d)	1,082,035	459,865
Class M1, 3.5769% 7/25/37 (b)(d)	1,262,829	858,723
Class M2, 3.6169% 7/25/37 (b)(d)	708,638	460,614
Class M3, 3.6969% 7/25/37 (b)(d)	717,723	444,988
Class M4, 3.8569% 7/25/37 (b)(d)	1,381,843	780,741
Class M5, 3.9569% 7/25/37 (b)(d)	1,221,946	653,741
Class M6, 4.2069% 7/25/37 (b)(d)	1,550,826	783,167
Series 2007-3:
Class A2, 3.4969% 7/25/37 (b)(d)	6,415,194	4,878,114
Class B1, 4.1569% 7/25/37 (b)(d)	1,037,728	508,798
Class B2, 4.8069% 7/25/37 (b)(d)	2,550,746	1,377,403
Class B3, 7.2069% 7/25/37 (b)(d)	1,380,679	660,517
Class M1, 3.5169% 7/25/37 (b)(d)	923,949	549,657
Class M2, 3.5469% 7/25/37 (b)(d)	986,084	567,689
Class M3, 3.5769% 7/25/37 (b)(d)	1,523,508	826,503
Class M4, 3.7069% 7/25/37 (b)(d)	2,395,813	1,413,290
Class M5, 3.8069% 7/25/37 (b)(d)	1,271,742	671,607
Class M6, 4.0069% 7/25/37 (b)(d)	968,331	492,977
Series 2007-4A:
Class B1, 5.7569% 9/25/37 (b)(d)	1,392,261	626,518
Class B2, 6.6569% 9/25/37 (b)(d)	4,947,666	2,176,973
Class M1, 4.1569% 9/25/37 (b)(d)	1,332,459	912,735
Class M2, 4.2569% 9/25/37 (b)(d)	1,332,459	846,112
Class M4, 4.8069% 9/25/37 (b)(d)	3,328,345	1,930,440
Class M5, 4.9569% 9/25/37 (b)(d)	3,328,345	1,797,306
Class M6, 5.1569% 9/25/37 (b)(d)	3,333,017	1,716,504
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 2.9275% 3/15/19 (b)(d)	4,732,000	3,856,580
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater: - continued
Series 2006-BBA7:
Class H, 3.1375% 3/15/19 (b)(d)	$ 3,184,000	$ 2,356,160
Class J, 3.3375% 3/15/19 (b)(d)	2,392,000	1,722,240
Series 2007-BBA8:
Class D, 2.7375% 3/15/22 (b)(d)	2,452,000	2,059,680
Class E, 2.7875% 3/15/22 (b)(d)	12,733,000	10,568,390
Class F, 2.8375% 5/15/22 (b)(d)	7,808,000	6,324,480
Class G, 2.8875% 3/15/22 (b)(d)	2,006,750	1,605,400
Class H, 3.0375% 3/15/22 (b)(d)	2,452,000	1,839,000
Class J, 3.1875% 3/15/22 (b)(d)	2,452,000	1,789,960
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 2.8175% 11/15/36 (b)(d)	2,610,000	2,192,400
Class H, 2.8575% 11/15/36 (b)(d)	2,089,000	1,733,870
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 2.7975% 4/15/17 (b)(d)	5,582,000	5,271,650
Class E, 2.8575% 4/15/17 (b)(d)	1,777,000	1,648,611
Class F, 2.8975% 4/15/17 (b)(d)	1,008,000	928,784
Class G, 3.0375% 4/15/17 (b)(d)	1,008,000	927,280
Class H, 3.1075% 4/15/17 (b)(d)	1,008,000	922,915
Class J, 3.3375% 4/15/17 (b)(d)	773,000	695,366
Series 2005-FL11:
Class F, 2.9375% 11/15/17 (b)(d)	2,284,463	2,106,569
Class G, 2.9875% 11/15/17 (b)(d)	1,583,477	1,402,429
Series 2007-FL14:
Class F, 2.9875% 6/15/22 (b)(d)	11,700,840	8,934,879
Class G, 3.0375% 6/15/22 (b)(d)	1,722,754	1,300,300
Class H, 3.1875% 6/15/22 (b)(d)	1,722,754	1,172,078
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
2.6575% 2/15/22 (b)(d)	10,956,000	8,874,360
2.7575% 2/15/22 (b)(d)	3,913,000	3,052,140
Class F, 2.8075% 2/15/22 (b)(d)	7,825,000	5,868,750
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.2175% 4/15/21 (b)(d)	2,562,000	1,998,360
Class J, 3.2875% 4/15/21 (b)(d)	1,709,000	1,315,930
Class K, 3.6875% 4/15/21 (b)(d)	8,543,000	6,407,250
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 2.9269% 6/6/20 (b)(d)	4,906,000	4,071,980
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 2.7175% 11/15/18 (b)(d)	$ 1,359,263	$ 1,026,244
Class E, 2.7675% 11/15/18 (b)(d)	1,926,169	1,434,996
Class F, 2.8175% 11/15/18 (b)(d)	2,888,926	2,123,361
Class G, 2.8475% 11/15/18 (b)(d)	2,510,770	1,820,308
Class H, 2.9875% 11/15/18 (b)(d)	1,926,169	1,377,211
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 2.8275% 9/15/21 (b)(d)	6,716,183	5,171,461
Class G, 2.8475% 9/15/21 (b)(d)	13,267,984	10,083,668
Class H, 2.8875% 9/15/21 (b)(d)	3,422,905	2,567,179
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 3.688% 7/15/19 (b)(d)	4,834,000	2,417,000
Series 2007-XCLA Class A1, 2.688% 7/17/17 (b)(d)	16,918,856	12,181,576
Series 2007-XLCA Class B, 2.9875% 7/17/17 (b)(d)	9,589,887	6,233,427
Series 2007-XLFA:
Class D, 2.678% 10/15/20 (b)(d)	3,921,000	2,955,689
Class E, 2.738% 10/15/20 (b)(d)	4,904,000	3,455,113
Class F, 2.788% 10/15/20 (b)(d)	2,943,000	2,060,100
Class G, 2.828% 10/15/20 (b)(d)	3,638,000	2,364,700
Class H, 2.918% 10/15/20 (b)(d)	2,290,000	1,259,500
Class J, 3.068% 10/15/20 (b)(d)	2,614,000	1,307,000
Class MHRO, 3.178% 10/15/20 (b)(d)	1,062,540	478,143
Class MJPM, 3.488% 10/15/20 (b)(d)	360,690	216,414
Class MSTR, 3.188% 10/15/20 (b)(d)	655,000	327,500
Class NHRO, 3.378% 10/15/20 (b)(d)	1,551,819	620,728
Class NSTR, 3.338% 10/15/20 (b)(d)	610,000	408,700
Series 2007-XLC1:
Class C, 3.0875% 7/17/17 (b)(d)	13,089,291	8,115,360
Class D, 3.1875% 7/17/17 (b)(d)	6,158,950	3,510,602
Class E, 3.2875% 7/17/17 (b)(d)	5,004,908	2,752,699
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.6563% 3/24/18 (b)(d)	1,547,752	1,408,455
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 3.6875% 1/15/18 (b)(d)	7,499,000	7,049,060
Series 2006-WL7A:
Class E, 2.7675% 9/15/21 (b)(d)	8,188,000	6,632,280
Class F, 2.8275% 8/11/18 (b)(d)	11,034,000	8,606,520
Class G, 2.8475% 8/11/18 (b)(d)	10,453,000	7,630,690
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2006-WL7A:
Class J, 3.0875% 8/11/18 (b)(d)	$ 2,324,000	$ 1,510,600
Class X1A, 0.0242% 9/15/21 (b)(d)(e)	16,635,387	1,713
Series 2007-WHL8:
Class AP1, 3.1875% 6/15/20 (b)(d)	589,922	424,744
Class AP2, 3.2875% 6/15/20 (b)(d)	966,111	676,278
Class F, 2.9675% 6/15/20 (b)(d)	17,453,000	11,344,450
Class LXR2, 3.2875% 6/15/20 (b)(d)	11,898,504	8,328,953
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $566,499,070)		410,364,471
Cash Equivalents - 35.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	315,019	315,000
With:
Banc of America Securities LLC at 6%, dated 9/30/08 due 10/1/08 (Collateralized by Commercial Paper Obligations valued at $180,280,042, 10/20/08 - 12/15/08)	175,029,167	175,000,000
Barclays Capital, Inc. at 7.15%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at:
$142,828,363, 3.88%- 7.5%, 6/15/09 - 11/1/25)	136,027,011	136,000,000
$40,958,133, 5.05%- 5.64%, 11/16/09 - 5/25/16)	39,007,746	39,000,000
BNP Paribas Securities Corp. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $183,786,750, 5.75%- 6.88%, 6/15/11 - 6/1/56)	175,035,000	175,000,000
Citigroup Global Markets, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $183,786,750, 5%- 6.13%, 8/10/10 - 6/1/17)	175,035,000	175,000,000
Credit Suisse First Boston, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Equity Securities valued at $183,783,089)	175,035,000	175,000,000
Deutsche Bank Securities, Inc. at 7.15%, dated 9/30/08 due 10/1/08 (Collateralized by Commercial Paper Obligations valued at $180,285,800, 11/4/08 - 11/25/08)	175,034,757	175,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $183,754,744, 5.38%- 12%, 3/25/09 - 1/30/19)	175,035,000	$ 175,000,000
UBS Warburg LLC at 7.21%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $8,403,732, 6.13%, 8/15/13)	8,001,602	8,000,000
TOTAL CASH EQUIVALENTS (Cost $1,233,315,000)		1,233,315,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $4,401,684,611)		3,542,474,255
NET OTHER ASSETS - (1.0)%		(35,385,740)
NET ASSETS - 100%		$ 3,507,088,515
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (f)

	Oct. 2034	$ 9,900,000	$ (3,689,846)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (f)	Feb. 2035	3,000,000	(2,713,917)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (f)	June 2035	3,000,000	(2,712,486)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (f)	Nov. 2035	7,900,000	(7,000,549)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36 (f)	July 2036	5,500,000	(5,116,887)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (f)	Dec. 2034	1,192,129	(1,079,154)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (f)	June 2035	7,900,000	(7,262,177)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 2,700,000	$ (2,478,972)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(51,693)
		$ 51,742,129	$ (32,105,681)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $901,305,369 or 25.7% of net assets.

(c) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $29,971,014.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $477,200,205 or 13.6% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$315,000 due 10/01/08 at 2.19%
Bank of America, NA	$ 216,101
Barclays Capital, Inc.	13,343
Societe Generale, New York Branch	29,468
UBS Securities LLC	56,088
$ 315,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.9%
United Kingdom	11.0%
Cayman Islands	2.6%
Spain	1.3%
Others (individually less than 1%)	0.2%
100.0%
Income Tax Information

At September 30, 2008, the fund had a capital loss carryforward of approximately $99,293,976 of which $3,902,385 and $95,391,591 will expire on September 30, 2011 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $997,763,171 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008
Assets
Investment in securities, at value (including repurchase agreements of $1,233,315,000) - See accompanying schedule: Unaffiliated issuers (cost $4,401,684,611)		$ 3,542,474,255
Cash		325
Receivable for investments sold		30,631
Receivable for swap agreements		62,836
Interest receivable		4,963,623
Other receivables		24,914
Total assets		3,547,556,584

Liabilities
Distributions payable	$ 8,130,150
Unrealized depreciation on swap agreements	32,105,681
Other payables and accrued expenses	232,238
Total liabilities		40,468,069

Net Assets		$ 3,507,088,515
Net Assets consist of:
Paid in capital		$ 5,503,481,473
Distributions in excess of net investment income		(8,007,798)
Accumulated undistributed net realized gain (loss) on investments		(1,097,069,123)
Net unrealized appreciation (depreciation) on investments		(891,316,037)
Net Assets, for 43,463,954 shares outstanding		$ 3,507,088,515
Net Asset Value, offering price and redemption price per share ($3,507,088,515 ÷ 43,463,954 shares)		$ 80.69

Noncash financing activities not included consist of redemptions in-kind of securities of $699,183,412

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008
Investment Income
Interest (including $36,272 from affiliated interfund lending)		$ 323,163,366

Expenses
Custodian fees and expenses	$ 117,364
Independent trustees' compensation	31,565
Interest	511
Total expenses before reductions	149,440
Expense reductions	(127,387)	22,053
Net investment income		323,141,313
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,034,610,765)
Futures contracts	(220,394)
Swap agreements	(84,539,732)
Total net realized gain (loss)		(1,119,370,891)
Change in net unrealized appreciation (depreciation) on: Investment securities	(323,085,081)
Futures contracts	(17,095)
Swap agreements	47,718,890
Total change in net unrealized appreciation (depreciation)		(275,383,286)
Net gain (loss)		(1,394,754,177)
Net increase (decrease) in net assets resulting from operations		$ (1,071,612,864)

Noncash financing activities not included consist of redemptions in-kind of securities of $699,183,412

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 323,141,313	$ 748,733,097
Net realized gain (loss)	(1,119,370,891)	(95,403,693)
Change in net unrealized appreciation (depreciation)	(275,383,286)	(619,705,034)
Net increase (decrease) in net assets resulting from operations	(1,071,612,864)	33,624,370
Distributions to shareholders from net investment income	(294,774,990)	(748,108,709)
Distributions to shareholders from net realized gain	-	(1,637,496)
Distributions to shareholders from return of capital	(1,170,375)	-
Total distributions	(295,945,365)	(749,746,205)
Affiliated share transactions Proceeds from sales of shares	1,718,729,672	9,139,746,269
Cost of shares redeemed	(8,719,515,797)	(5,104,891,873)
Net increase (decrease) in net assets resulting from share transactions	(7,000,786,125)	4,034,854,396
Total increase (decrease) in net assets	(8,368,344,354)	3,318,732,561

Net Assets
Beginning of period	11,875,432,869	8,556,700,308
End of period (including distributions in excess of net investment income of $8,007,798 and distributions in excess of net investment income of $28,192,275, respectively)	$ 3,507,088,515	$ 11,875,432,869
Other Information Shares
Sold	19,134,057	92,037,768
Redeemed	(100,994,695)	(52,715,331)
Net increase (decrease)	(81,860,638)	39,322,437

Noncash financing activities not included consist of redemptions in-kind of securities of $699,183,412

Annual Report

Financial Statements - continued

Statement of Cash Flows

Year ended September 30, 2008
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (1,071,612,864)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Decrease in receivable for investments sold	11,654,749
Decrease in receivable for swap agreements	248,008
Decrease in interest receivable	35,376,169
Decrease in other assets	11,758
Increase in other payables and accrued expenses	148,539
Purchases of long-term investments	(81,287,466)
Proceeds from sales of long-term investments	5,780,603,232
Proceeds from maturities/sales of short-term investments - net	656,649,164
Net amortization/accretion of premium/discount	4,871,857
Net realized loss on investments	1,034,610,765
Change in net unrealized appreciation (depreciation) on investments and swap agreements	278,206,748
Net cash provided by operating activities	6,649,480,659

Cash flows from financing activities:
Cash distributions paid	(346,707,929)
Return of capital	(1,170,375)
Proceeds from sales of shares	1,718,729,672
Cost of shares redeemed	(8,020,332,385)
Net cash used in financing activities	(6,649,481,017)
Net decrease in cash and cash equivalents	(358)
Cash, beginning of year	683
Cash, end of year	$ 325

Noncash financing activities not included consist of redemptions in-kind of securities of $699,183,412

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 94.76	$ 99.49	$ 99.49	$ 99.52	$ 99.49
Income from Investment Operations
Net investment income B	4.083	5.595	4.999	3.167	1.764
Net realized and unrealized gain (loss)	(14.876)	(4.714)	(.015)	(.059)	- E
Total from investment operations	(10.793)	.881	4.984	3.108	1.764
Distributions from net investment income	(3.264)	(5.597)	(4.984)	(3.138)	(1.734)
Distributions from net realized gain	-	(.014)	-	-	-
Return of capital	(.013)	-	-	-	-
Total distributions	(3.277)	(5.611)	(4.984)	(3.138)	(1.734)
Net asset value, end of period	$ 80.69	$ 94.76	$ 99.49	$ 99.49	$ 99.52
Total Return A	(11.55)%	.83%	5.13%	3.17%	1.79%
Ratios to Average Net Assets D
Expenses before reductions C	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any C	-%	-%	-%	-%	-%
Expenses net of all reductions C	-%	-%	-%	-%	-%
Net investment income	4.68%	5.69%	5.03%	3.18%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,507,089	$ 11,875,433	$ 8,556,700	$ 6,660,552	$ 5,495,704
Portfolio turnover rate	2%	41%	41%	49%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Ultra-Short Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards, redemptions in-kind, and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 37,097
Unrealized depreciation	(891,210,005)
Net unrealized appreciation (depreciation)	(891,172,908)
Capital loss carryforward	(99,293,976)

Cost for federal income tax purposes	$ 4,433,647,163

The tax character of distributions paid was as follows:

	September 30, 2008	September 30, 2007
Ordinary Income	$ 294,774,990	$ 749,746,205
Tax Return of Capital	1,170,375	-
Total	$ 295,945,365	$ 749,746,205

For the period ended September 30, 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2008 calendar year will be reported to shareholders prior to February 1, 2009.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $81,026,578 and $6,207,400,354, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Other Affiliated Transactions. On June 27, 2008, certain investment companies managed by FMR or its affiliates (the Investing Funds) redeemed out of the Fund. Each

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

Fund received securities of equal value, including interest, as noted in the following table. This is considered taxable to each Investing Fund for federal income tax purposes. The Fund recognized a loss of $83,570,362.

Fund	Shares of Ultra Short Central Fund Redeemed	Value of securities delivered (including accrued interest)
Tactical Income Central Fund	5,479,932	$ 453,354,774
VIP Investment Grade Central Fund	2,971,457	245,828,638

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 22,075,600	3.94%

6. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,660,000. The weighted average interest rate was 3.25%. The interest expense amounted to $511 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $31,565.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95,822.

Annual Report

Notes to Financial Statements - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 25, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed-Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Ultra-Short Central. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-
2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed-Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates $160,591,225 of distributions paid during the period January 1, 2008 to September 30, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax return.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Ultra-Short Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2008, Fidelity Garrison Street (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$33,000	$-	$4,500	$-
Fidelity Ultra-Short Central Fund	$192,000	$-	$5,600	$-

September 30, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$32,000	$-	$4,200	$-
Fidelity Ultra-Short Central Fund	$129,000	$-	$5,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2008A	September 30, 2007A
Audit-Related Fees	$410,000	$-
Tax Fees	$-	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2008 A	September 30, 2007 A
Deloitte Entities	$890,000	$595,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 5, 2008